Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred rent	$ 1,746	$ 2,238
Contingent purchase consideration	1,354	229
Cash settlement payable to the former owners of TuneUp (Note 22)	883
Non-current accrued incentive payments		812
Other	113	118
Total other non-current liabilities	$ 4,096	$ 3,397